HSBC Short Duration Fixed Income Fund | HSBC Short Duration Fixed Income Fund.
HSBC Short Duration Fixed Income Fund
Investment Objective
The investment objective of the HSBC Short Duration Fixed Income Fund (the “Fund”) is to maximize total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 34 of this prospectus and in the Fund's Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Short Duration Fixed Income Fund HSBC Short Duration Fixed Income Fund.		Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	[1]	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of Offering Price)	[1]	none	1.00%	none
[1]	This table reflects the combined fees and expenses for both the Fund and HSBC Short Duration Fixed Income Portfolio (the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Short Duration Fixed Income Fund HSBC Short Duration Fixed Income Fund.		Class A Shares	Class C Shares	Class I Shares
Management fees	[1]	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	[1]	none	0.75%	none
Shareholder Servicing Fee	[1]	0.25%	0.25%	none
Other Operating Expenses	[1][2]	0.63%	0.63%	0.63%
Total Other Expenses	[1]	0.88%	0.88%	0.88%
Total Annual Fund Operating Expenses	[1]	1.28%	2.03%	1.03%
Fee Waiver and/or Expense Reimbursement	[1][3]	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.65%	1.40%	0.40%
[1]	This table reflects the combined fees and expenses for both the Fund and HSBC Short Duration Fixed Income Portfolio (the “Portfolio”).
[2]	Based on estimated amounts for the current fiscal year.
[3]	HSBC Global Asset Management (USA) Inc., the Portfolio's investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.65% for Class A Shares, 1.40% for Class C Shares and 0.40% for Class I Shares. The expense limitation shall be in effect until March 1, 2016. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Portfolios (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC Short Duration Fixed Income Fund HSBC Short Duration Fixed Income Fund. (USD $)	1 Year	3 Years
Class A Shares	538	802
Class C Shares	243	576
Class I Shares	41	265

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years
HSBC Short Duration Fixed Income Fund HSBC Short Duration Fixed Income Fund. Class C Shares	143	576

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund,” as applicable, to include the Portfolio.

Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities issued by governments, government agencies or corporations. The “total return'' sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration of 1 to 3 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds'') rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 30% of its total assets in securities of foreign (non-U.S.) issuers, including up to 5% of its assets in securities of issuers in emerging or developing markets.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities to enhance return or for hedging purposes. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques.

In managing the Fund, the Adviser focuses on sector rotation, security selection, and the yield curve. Duration management is also considered. The Adviser will select investments for purchase or sale by evaluating issuers based on (i) general economic and financial conditions; (ii) the specific issuer's: (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets; (iii) any unique political, economic or social conditions applicable to such issuer's country; and (iv) other considerations the Adviser deems appropriate. The Adviser selects securities for the Fund based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher-rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•	Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund's investments.

•	Prepayment Risk: With respect to mortgage-backed instruments, the risk that the principal amount of the underlying mortgages will be repaid prior to the bond's maturity date. When such repayment occurs, no additional interest will be paid on the investment.

•	Extension Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates.

•	Market Risk: The value of the Fund's investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund's investments in a different country or geographic region.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

•	Emerging Markets Risk: The Fund's investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and liquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.
•	Derivatives Risk: The Fund's use of options, futures contracts or swap agreements, which are types of derivative instruments, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation;the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund's performance and increase the volatility of the Fund's net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to interest rate, prepayment, extension, market, and credit risks, all of which are described elsewhere in this prospectus.

•	Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.
•	Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund's value to decrease. Swap agreements may also be considered illiquid.
•	Regulatory Risk: The Securities and Exchange Commission (“SEC”) recently adopted significant changes to the rules that govern money market funds, including the Fund. Among other things, these changes will: (1) permit the Fund to impose a fee (up to 2%) on redemptions from the Fund and/or temporarily restrict redemptions from the Fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating NAV. U.S. government and U.S. treasury money market funds are exempt from these requirements. These and other changes will affect the Fund's operations, investment strategies, performance and yield in a manner that cannot be fully predicted. As of the date of this Prospectus, the Adviser is evaluating the potential impact of these changes, which have a phase in compliance period ranging from July, 2015 through October, 2016.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.